FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table summarizes our assets and liabilities measured and recorded at fair value on a recurring basis as of December 31, 2024 and December 31, 2023:

	December 31, 2024		December 31, 2023
(In thousands)	Total Fair Value	Level 2	Total Fair Value	Level 2
Assets
Prepaid expenses and other current assets
Prepaid Forward	181	181	—	—
Derivative financial instruments (Note 12)	697	697	313	313
	$878	$878	$313	$313

Other long-term assets
Prepaid Forward	—	—	$16,298	$16,298
Total assets	$878	$878	$16,611	$16,611

Liabilities
Accrued liabilities
Derivative financial instruments (Note 12)	3	3	2,456	2,456
Total liabilities	$3	$3	$2,456	$2,456